Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 41,828	$ 30,052	$ 42,201	$ 23,805
General and administrative	15,813	12,485	16,797	11,689
Total operating expenses	57,641	42,537	58,998	35,494
Loss from operations	(57,641)	(42,537)	(58,998)	(35,494)
Other income, net
Change in fair value of preferred stock tranche liability				13,505
Other income, net	1,895	539	976	32
Total other income, net			976	13,537
Loss before provision for income taxes			(58,022)	(21,957)
Provision for income taxes			10	2
Net loss	$ (55,746)	$ (41,998)	$ (58,032)	$ (21,959)
Net loss per share, basic	$ (9.98)	$ (8.3)	$ (11.3)	$ (4.94)
Net loss per share, diluted	$ (9.98)	$ (8.3)	$ (11.3)	$ (4.94)
Weighted-average common shares outstanding, basic	5,583	5,058	5,136	4,447
Weighted-average common shares outstanding, diluted	5,583	5,058	5,136	4,447
Comprehensive loss:
Net loss	$ (55,746)	$ (41,998)	$ (58,032)	$ (21,959)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale investments	5	(3)	2	(7)
Comprehensive loss	$ (55,741)	$ (42,001)	$ (58,030)	$ (21,966)